GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2020
Geographical Information
GEOGRAPHICAL INFORMATION

19.	GEOGRAPHICAL INFORMATION

As a developer and supplier of broadband wireless products and other technologies, the Company has one reportable segment. The revenue of this single segment is comprised primarily of revenue from products and, to a lesser extent, services.

Revenues are attributed to countries based on the destination of the products and services supplied.

An analysis of revenue by geographical market is given below (in thousands):

	Years Ended December 31,
	2020	2019	2018
United States	$41,338	105,316	182,550
Other North America and Canada	1,361	222	1,321
Total United States and Canada	$42,699	$105,538	$183,871
India	41,467	16,588	6,978
Japan	64,228	16,695	3,246
Other Asia	1,961	5,057	16,137
Total Asia	107,656	38,340	16,137
Europe	8,054	9,676	8,510
Africa and the Middle East	7,105	7,295	1,646
Latin America and the Caribbean	7,441	5,182	587
Total revenue	$172,955	$166,031	$210,751

An analysis of the loss before income tax and the net loss by U.S. and foreign operations is below (in thousands):

	Years Ended December 31,
	2020	2019	2018

Loss before income tax related to U.S. operations	$(15,581)	$(3,885)	$(7,973)
Loss before income tax related to foreign operations	(10,844)	(47,622)	(27,571)
Loss before income tax	$(26,425)	$(51,507)	$(35,544)

Net loss related to U.S. operations	$(15,553)	$(3,857)	$(8,024)
Net loss related to foreign operations	(10,090)	(48,124)	(27,268)
Net loss	$(25,643)	$(51,981)	$(35,292)

The long-lived assets and total assets by geographic region are shown below (in thousands):

	As of December 31,
	2020	2019
Property, plant and equipment, net:
United States	$773	$1,246
Asia	581	482
Europe	2,818	3,094
Middle East	642	646
Other	19	49
	$4,833	$5,517
Other non-current assets:
United States	113	11
Europe	152	147
Middle East	3,572	3,299
	3,837	3,457
Total long-lived assets	$8,670	$8,974

Total assets, net:
United States	$79,622	$60,285
Asia	6,482	7,452
Europe	21,927	25,495
Middle East	39,530	17,092
Other	121	206
	$147,682	$110,530